SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Information by Reporting Segment

Reporting segments

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥90,694	¥95,092	¥97,445
Semiconductor Parts Group	239,444	236,265	245,727
Applied Ceramic Products Group	277,629	247,516	225,176
Electronic Device Group	284,145	290,902	288,511
Telecommunications Equipment Group	204,290	170,983	145,682
Information Equipment Group	332,596	336,308	324,012
Others	150,296	146,897	138,362
Adjustments and eliminations	(52,558)	(44,336)	(42,161)

Net sales	¥1,526,536	¥1,479,627	¥1,422,754

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥16,134	¥15,745	¥14,512
Semiconductor Parts Group	35,782	42,232	25,662
Applied Ceramic Products Group	3,159	16,386	15,639
Electronic Device Group	34,372	10,974	30,061
Telecommunications Equipment Group	(20,212)	(4,558)	1,084
Information Equipment Group	34,569	27,106	28,080
Others	5,029	(1,722)	(544)

Total operating profit	108,833	106,163	114,494
Corporate gains and Equity in earnings (losses) of affiliates and an unconsolidated subsidiary	13,744	39,534	24,636
Adjustments and eliminations	(715)	(114)	(1,281)

Income before income taxes	¥121,862	¥145,583	¥137,849

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥4,956	¥5,329	¥5,472
Semiconductor Parts Group	16,468	16,220	17,147
Applied Ceramic Products Group	12,527	11,425	11,494
Electronic Device Group	16,010	17,294	17,416
Telecommunications Equipment Group	4,339	4,570	4,024
Information Equipment Group	11,488	14,428	14,867
Others	5,075	5,383	5,160
Corporate	2,131	1,998	1,865

Total	¥72,994	¥76,647	¥77,445

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥138	¥45	¥151
Semiconductor Parts Group	2,090	1,630	1,684
Applied Ceramic Products Group	9,542	2,117	3,435
Electronic Device Group	1,816	1,464	1,212
Telecommunications Equipment Group	2,775	5,973	1,669
Information Equipment Group	803	890	929
Others	197	119	135

Total	¥17,361	¥12,238	¥9,215

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥6,077	¥7,136	¥5,310
Semiconductor Parts Group	11,947	15,344	16,366
Applied Ceramic Products Group	6,665	10,055	9,367
Electronic Device Group	14,471	19,607	21,359
Telecommunications Equipment Group	2,525	2,624	1,402
Information Equipment Group	9,196	8,512	6,891
Others	2,213	2,604	2,437
Corporate	3,576	3,051	4,649

Total	¥56,670	¥68,933	¥67,781

Assets by reporting segment:
Fine Ceramic Parts Group	¥78,580	¥81,076	¥81,499
Semiconductor Parts Group	225,568	223,133	201,360
Applied Ceramic Products Group	306,984	287,911	308,568
Electronic Device Group	509,836	484,683	507,924
Telecommunications Equipment Group	102,762	92,752	88,171
Information Equipment Group	304,044	301,471	322,118
Others	144,694	139,109	137,787

	1,672,468	1,610,135	1,647,427
Corporate and investments in and advances to affiliates and an unconsolidated subsidiary	1,492,915	1,616,029	1,576,241
Adjustments and eliminations	(144,199)	(131,115)	(113,198)

Total assets	¥3,021,184	¥3,095,049	¥3,110,470

Information for Revenue from External Customers by Destination

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Net sales:
Japan	¥643,577	¥607,642	¥598,639
Asia	301,278	307,744	304,013
Europe	265,323	253,382	235,355
United States of America	248,145	250,203	228,968
Others	68,213	60,656	55,779

Net sales	¥1,526,536	¥1,479,627	¥1,422,754

Information for Long-Lived Assets Based on Physical Location

	March 31,
	2015	2016	2017
	(Yen in millions)
Long-lived assets:
Japan	¥173,683	¥182,793	¥185,257
Asia	49,936	43,785	39,366
Europe	16,153	16,661	15,969
United States of America	14,743	14,264	18,553
Others	6,976	6,984	7,459

Total	¥261,491	¥264,487	¥266,604